Commissions and fees	12 Months Ended
Dec. 31, 2019
Commissions and fees
6 Commissions and fees
in	2019	2018	2017
Commissions and fees (CHF million)
Lending business	1,663	1,902	1,809
Investment and portfolio management	3,295	3,415	3,320
Other securities business	89	83	82
Fiduciary business	3,384	3,498	3,402
Underwriting	1,602	1,735	1,817
Brokerage	2,900	2,797	3,006
Underwriting and brokerage	4,502	4,532	4,823
Other services	1,522	1,810	1,638
Commissions and fees	11,071	11,742	11,672